Common Stock (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2021	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 15, 2024
Common stock, shares authorized		200,000,000		200,000,000	200,000,000
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		500,000		500,000	500,000
Preferred stock, par value		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued		3,652,285		3,652,285	3,652,285
Common stock, shares outstanding		3,652,285		3,652,285	3,652,285
Preferred stock, shares issued		0		0
Preferred stock, shares outstanding		0		0
Eos SENOLYTIXS Inc [Member]
Preferred stock, shares authorized		2,000,000		2,000,000	2,000,000	1,000
Preferred stock, par value		$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares issued		0		0	0
Preferred stock, shares outstanding		0		0	0
Common Class A [Member] | Eos SENOLYTIXS Inc [Member]
Common stock, shares authorized		10,000,000		10,000,000	10,000,000	6,000,000
Common stock, par value		$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares issued		4,000,000		4,000,000	4,000,000	4,000,000
Common stock, shares outstanding		4,000,000		4,000,000	4,000,000	4,000,000
Common stock description		Each share of Class A common stock entitles the holder to one vote per share		Each share of Class A common stock entitles the holder to one vote per share
Common Class B [Member] | Eos SENOLYTIXS Inc [Member]
Common stock, shares authorized		1,000,000		1,000,000	1,000,000	1,000,000
Common stock, par value		$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares issued		1,000,000		1,000,000	1,000,000
Common stock, shares outstanding		1,000,000		1,000,000	1,000,000
Common stock description		Each share of Class B common stock entitles the holder to ten votes per share		Each share of Class B common stock entitles the holder to ten votes per share
H.C. Wainwright and Co., LLC [Member] | Sale Agreement [Member]
Description of stock transaction	the Company sell its common stock in a registered primary offering using Form S-3 with a value exceeding more than one-third of its public float in any 12 calendar month period so long as its public float remains below $75,000,000. Therefore, the amount that may be able to be raised using the ATM Offering will be significantly less than $20,000,000, until such time as the Company’s public float held by non-affiliates exceeds $75,000,000.
Commission percentage	3.00%
Number of shares issued in transaction		0	0	0	0
H.C. Wainwright and Co., LLC [Member] | Sale Agreement [Member] | Maximum [Member]
Sale of stock, consideration received on transaction	$ 20,000,000.0
Public float	75,000,000
H.C. Wainwright and Co., LLC [Member] | Sale Agreement [Member] | Maximum [Member] | ATM Offering [Member]
Sale of stock, consideration received on transaction	$ 20,000,000